UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-4489

                      (Investment Company Act File Number)


                      Federated U.S. Government Bond Fund
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  08/31/07


               Date of Reporting Period:  Quarter ended 11/30/06







ITEM 1.     SCHEDULE OF INVESTMENTS




FEDERATED U.S. GOVERNMENT BOND FUND
PORTFOLIO OF INVESTMENTS
November 30, 2006 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
                  U.S. TREASURY--56.3%
                  U.S. TREASURY BONDS-56.3%
  $ 3,650,000   1 9.250%, 2/15/2016                                                                                    $   4,952,888
    1,500,000     9.125%, 5/15/2018                                                                                        2,106,866
    4,000,000     9.000%, 11/15/2018                                                                                       5,620,968
    4,000,000     8.125%, 8/15/2019                                                                                        5,347,350
    4,000,000     8.750%, 5/15/2020                                                                                        5,640,827
    7,000,000   1 8.125%,  8/15/2021                                                                                       3,523,649
    2,000,000   2 8.000%, 11/15/2021                                                                                       2,715,598
    1,000,000     7.125%, 2/15/2023                                                                                        1,276,808
    3,000,000     6.875%, 8/15/2025                                                                                        3,816,688
    4,400,000     6.750%, 8/15/2026                                                                                        5,566,579
    3,400,000     6.125%, 11/15/2027                                                                                       4,064,017
                     TOTAL U.S. TREASURY (IDENTIFIED COST $38,697,176)                                                    44,632,238
                  GOVERNMENT AGENCIES--40.5%
                  FEDERAL HOME LOAN BANK SYSTEM--16.7%
    5,000,000     5.500%, 7/20/2020                                                                                        4,898,616
    1,750,000     5.500%, 7/15/2036                                                                                        1,900,446
    5,000,000     7.125%, 2/15/2030                                                                                        6,413,120
                     TOTAL                                                                                                13,212,182
                  FEDERAL HOME LOAN MORTGAGE CORPORATION--8.3%
    3,500,000     5.625%, 11/23/2035                                                                                       3,484,399
    2,500,000     6.750%, 3/15/2031                                                                                        3,146,656
                     TOTAL                                                                                                 6,631,055
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION--15.5%
    5,000,000     5.125%, 4/15/2011                                                                                        5,081,487
    2,000,000     6.625%, 11/15/2030                                                                                       2,476,779
    3,600,000     7.250%, 5/15/2030                                                                                        4,757,262
                     TOTAL                                                                                                12,315,528
                     TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $30,451,046)                                              32,158,765
                  REPURCHASE AGREEMENTS-13.2%
    4,000,000     Interest in $2,750,000,000 joint repurchase agreement 5.32%, dated 11/30/2006, under which               4,000,000
                  Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 10/18/2016 for $2,750,406,389 on 12/1/2006. The market value of the underlying securities at the end of the period was $2,805,000,660 (purchased with proceeds from securities lending collateral).
    1,869,000     Interest in $2,000,000,000 joint repurchase agreement 5.32%, dated 11/30/2006, under which Credit        1,869,000
                  Suisse First Boston Corp. will repurchase U.S. Government Agency securities with various maturities to 8/16/2043 for $2,000,295,556 on 12/1/2006. The market value of the underlying securities at the end of the period was $2,060,008,358.
    4,572,000     Interest in $2,450,000,000 joint repurchase agreement 5.32%, dated 11/30/2006, under which UBS           4,572,000
                  Securities LLC will repurchase a U.S. Treasury security and U.S. Government Agency securities with various maturities to 11/1/2036 for $2,450,362,056 on 12/1/2006. The market value of the underlying securities at the end of the period was $2,509,908,960 (purchased with proceeds from securities lending collateral).
                     TOTAL REPURCHASE AGREEMENTS (AT COST)                                                                10,441,000
                     TOTAL INVESTMENTS --- 110.0%                                                                         87,232,003
                     (IDENTIFIED COST $79,589,222)3
                     OTHER ASSETS AND LIABILITIES --- NET --- (10.0)%                                                    (7,943,106)
                     TOTAL NET ASSETS --- 100%                                                                         $  79,288,897



1    All  or  a  portion  of  these   securities  are  temporarily  on  loan  to
     unaffiliated broker/dealers.

     As of November 30, 2006, securities subject to this type of arrangement and related collateral were as follows:

     MARKET VALUE OF SECURITIES LOANED             MARKET VALUE OF COLLATERAL
     $8,408,689                                    $8,572,000

2 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

3 At November 30, 2006, the cost of investments for federal tax purposes was $79,589,222. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $7,642,781. This consists of net unrealized appreciation from investments for those securities having and excess of value over cost of $7,735,765 and net unrealized depreciation from investments for those securities having an excess of cost over value of $92,984.

     At November 30, 2006, the Fund had the following open futures contracts:

                                                 NUMBER OF                                                              UNREALIZED
    CONTRACTS                                     CONTRACTS         NOTIONAL VALUE         EXPIRATION DATE             APPRECIATION
    4U.S. Treasury Bond Futures                   65                $7,434,375             March 2007                       $21,562
    4U.S. Treasury Note 10-Year Futures           10                $1,091,875             March 2007                      $  1,911
    TOTAL UNREALIZED APPRECIATION ON FUTURES CONTRACTS                                                                      $23,473

 4 Non-income producing securities.


INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}for fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


    Note: The categories of investments are shown as a percentage of total net assets at November 30, 2006.




INSERT PORTFOLIO

ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-
(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED U.S. GOVERNMENT BOND FUND

BY          /S/ RICHARD A. NOVAK
                             (INSERT NAME AND TITLE)

            Richard A. Novak, Principal Financial Officer
DATE        January 23, 2007


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE

            J. Christopher Donahue, Principal Executive Officer
DATE        January 23, 2007


BY          /S/ RICHARD A. NOVAK

            Richard A. Novak, Principal Financial Officer
DATE        January 23, 2007